EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Schroder Emerging Markets Small Cap Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 18, 2017 (SEC Accession No. 0001135428-17-000673), in
interactive data format.